GENERAL	12 Months Ended
Dec. 31, 2013
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.
Gaming Ventures Plc ("Gaming Ventures"), was incorporated under the laws of the Isle of Man on July 11, 2006. Gaming Ventures had 80% equity interest in RNG Gaming Ltd ("RNG") which has filed for voluntary dissolution in 2009. Following the sale of RNG' Intellectual Property  Gaming Ventures no longer offer any development work and software licensing for third parties and is currently a shell company.

b.
On August 4, 2006, Gaming Ventures filed with the Securities and Exchange Commission ("SEC") a registration statement on Form 20-F. As a result, Gaming Ventures is a separate reporting entity with the SEC that has the reporting obligations of a foreign private issuer. The company shares are not tradable.

c.
The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. The Company has accumulated deficit of 4,878,702 and has not generated positive cash flows or profit since inception that raises substantial doubt about the Company's ability to continue as a going concern. The financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amount and classification of liabilities that may result from the outcome of these uncertainties.